Stock Options (Details) - USD ($)		3 Months Ended		9 Months Ended
	Nov. 14, 2023	Jul. 30, 2024	Jul. 30, 2023	Jul. 31, 2024	Jul. 31, 2023
Stock Options [Line Items]
Issued and outstanding common shares	20.00%			2.00%
Options vest expiration	10 years
Share-based compensation expense		$ 14,879	$ 59,513	$ 71,793	$ 181,448
Bottom of Range [Member]
Stock Options [Line Items]
Issued and outstanding common shares				5.00%
Top of range [Member]
Stock Options [Line Items]
Issued and outstanding common shares				15.00%